Nature of Business and Organization - Schedule of Consolidated Financial Statements of Reflect Activities (Details)	6 Months Ended
Dec. 31, 2025
Republic Power Group Limited [Member]
Consolidated Financial Statements of Reflect Activities [Line Items]
Incorporated date	Nov. 17, 2021
Ownership
Principal activity	Investment holding
Republic Power Pte. Ltd [Member]
Consolidated Financial Statements of Reflect Activities [Line Items]
Incorporated date	Jan. 01, 2015
Ownership	100.00%
Principal activity	Providing of software development and technology services